Tax payables	12 Months Ended
Dec. 31, 2021
Tax payables [abstract]
Disclosure of tax payables [text block]
17	Tax payables
The tax payables amount to K€783 as per December 31, 2021 (2020:K€974; 2019:K€3,363).